Customer deposits	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Customer deposits	Customer deposits
The detail, by classification, geographical area and type, of Customer deposits is as follows:

EUR million
	2023	2022	2021
Classification
Financial liabilities held for trading	19,837	12,226	6,141
Financial liabilities designated at fair value through profit or loss	32,052	31,143	7,818
Financial liabilities at amortized cost	995,280	966,353	886,595
	1,047,169	1,009,722	900,554
Geographical area
Spain	388,736	386,826	305,775
European Union (excluding Spain)	120,540	111,930	108,361
United Kingdom	235,698	232,364	243,734
United States	83,555	87,497	73,814
Rest of America	208,713	181,782	159,381
Rest of the world	9,927	9,323	9,489
	1,047,169	1,009,722	900,554
Type
Demand deposits-	661,262	710,232	717,728
Current accounts	437,972	477,739	482,649
Savings accounts	216,077	225,445	227,318
Other demand deposits	7,213	7,048	7,761
Time deposits-	307,085	236,099	146,469
Fixed-term deposits and other term deposits	302,545	232,619	144,382
Home-purchase savings accounts	33	38	38
Discount deposits	—	—	3
Hybrid financial liabilities	4,408	3,296	1,906
Subordinated liabilities	99	146	140
Repurchase agreements	78,822	63,391	36,357
	1,047,169	1,009,722	900,554
Note 51 contains a detail of the residual maturity periods of financial liabilities at amortised cost.